Shareholder Report, Line Graph (Details) - USD ($)					4 Months Ended	6 Months Ended	12 Months Ended		16 Months Ended	18 Months Ended	24 Months Ended	28 Months Ended	30 Months Ended	36 Months Ended	40 Months Ended	42 Months Ended	48 Months Ended	52 Months Ended	54 Months Ended	60 Months Ended	64 Months Ended	66 Months Ended	72 Months Ended	76 Months Ended	78 Months Ended	84 Months Ended	88 Months Ended	90 Months Ended	96 Months Ended	100 Months Ended	102 Months Ended	108 Months Ended	120 Months Ended
		Apr. 07, 2017	Jan. 27, 2017	Jul. 31, 2015	Jul. 31, 2017	Jul. 31, 2017	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025
American Funds Tax-Exempt Fund of New York® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Tax-Exempt Fund of New York — Class A (with sales charge)
Accumulated Value				$ 9,621				$ 10,289			$ 10,250			$ 10,327			$ 11,005			$ 11,355			$ 11,975			$ 10,966			$ 11,022			$ 11,561	$ 11,316
American Funds Tax-Exempt Fund of New York® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Tax-Exempt Fund of New York — Class C (with sales charge)
Accumulated Value				10,000				10,611			10,487			10,483			11,084			11,351			11,882			10,800			10,774			11,300	11,061
American Funds Tax-Exempt Fund of New York® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Tax-Exempt Fund of New York — Class F-1
Accumulated Value				10,000				10,702			10,662			10,736			11,436			11,798			12,440			11,392			11,443			11,989	11,722
American Funds Tax-Exempt Fund of New York® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Tax-Exempt Fund of New York — Class F-2
Accumulated Value				10,000				10,710			10,681			10,777			11,502			11,888			12,560			11,522			11,601			12,190	11,952
American Funds Tax-Exempt Fund of New York® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	[1]						American Funds Tax-Exempt Fund of New York — Class F-3
Accumulated Value			$ 10,000			$ 10,354				$ 10,457			$ 11,172			$ 11,558			$ 12,223			$ 11,225			$ 11,315			$ 11,901			$ 11,682
American Funds Tax-Exempt Fund of New York® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Tax-Exempt Fund of New York — Class T (with sales charge)
Accumulated Value		$ 9,753			$ 9,951				$ 10,048			$ 10,729			$ 11,097			$ 11,731			$ 10,770			$ 10,857			$ 11,418			$ 11,204
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]						Bloomberg Municipal Bond Index
Accumulated Value		10,000	10,000	10,000	10,234	10,391		10,694	10,336	10,494	10,722	11,091	11,261	10,828	11,685	11,865	11,619	12,070	12,255	12,242	11,234	11,406	12,645	11,338	11,512	11,769	11,762	11,943	11,878	11,762	11,942	12,323	12,322
Bloomberg New York Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]						Bloomberg New York Municipal Index
Accumulated Value		$ 10,000	$ 10,000	$ 10,000	$ 10,233	$ 10,383		$ 10,672	$ 10,284	$ 10,434	$ 10,708	$ 11,021	$ 11,182	$ 10,761	$ 11,494	$ 11,663	$ 11,532	$ 11,935	$ 12,109	$ 12,028	$ 11,064	$ 11,225	$ 12,489	$ 11,219	$ 11,384	$ 11,577	$ 11,656	$ 11,827	$ 11,740	$ 11,571	$ 11,740	$ 12,197	$ 12,108

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.